UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          JULY 29, 1999


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        71

FORM 13F INFORMATION VALUE TOTAL:              $263,485

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   3515     77474   Sole		     77474
ABC Disp. Tech	Common	000573105      4     14000   Sole        	     14000
Albertson's	Common	013104104    206      4000   Sole                     4000
Allegheny Tele. Common	017415100    257     11373   Sole	             11373
Alza Corp.	Common	022615108    247      4860   Sole                     4860
Am. Home Prod.  Common	026609107   2651     46210   Sole	             46210
Am. Intl. Gr	Common	026874107   1619     13812   Sole                    13812
Ameritech	Common	030954101    426      5800   Sole                     5800
Armstrong World Common	042476101    210      3630   Sole                     3630
Automatic Data 	Common	053015103   6648    151100   Sole                   151100
Bellsouth	Common	079860102    399      8644   Sole                     8644
Berkshire Hath	Common	084670991  17776       258   Sole                      258
Berkshire Hath	Common	084670207   2155       962   Sole                      962
Bristol-Myers 	Common	110122108   3685     52312   Sole                    52312
CBS Corp.	Common	12490K107    233      5356   Sole                     5356
Cedar Fair L.P.	L. P.	150185106    935     37500   Sole                    37500
Chevron		Common	166751107    390      4100   Sole                     4100
Cisco Systems	Common	17275R102  27712    430056   Sole                   430056
Citigroup	Common	172967101    324      6819   Sole                     6819
Coca-Cola Co.	Common	191216100  13927    224636   Sole                   224636
Dayton Hudson	Common	239753106    546      8400   Sole                     8400
DuPont  	Common	263534109    389      5692   Sole                     5692
Emerson Elec.	Common	291011104    800     12718   Sole                    12718
Energas Res.	Common	29265E108      7     25000   Sole                    25000
Equifax		Common	294429105    236      6600   Sole                     6600
Exxon		Common	302290101   7533     97670   Sole                    97670
First Data      Common	319963104   5887    120299   Sole                   120299
Freddie Mac	Common	313400301  11872    204689   Sole                   204689
General ElectricCommon	369604103  24380    215756   Sole                   215756
Gillette Co.	Common	375766102   8516    207712   Sole                   207712
H.J. Heinz Co.	Common	423074103   2442     48710   Sole                    48710
Hewlett Packard	Common	428236103   9135     90899   Sole                    90899
IBM		Common	459200101   1172      9066   Sole                     9066
Intel Corp.	Common	458140100   9169    154094   Sole                   154094
Intuit Inc.	Common	461202103    435      4830   Sole	              4830
J.P. Morgan	Common	616880100    282      2010   Sole                     2010
Johnson & JohnsonCommon	471160104   7181     73280   Sole                    73280
Kimberly Clark	Common	534187109    342      6000   Sole	              6000
Lincoln Natl.	Common	534187109    220      4200   Sole                     4200
Lucent Tech.	Common	549463107   1256     18625   Sole                    18625
May Dept. St.	Common	577778103    208      5100   Sole                     5100
MBNA Corp.	Common	55262L100    211      6900   Sole                     6900
MCI Worldcom	Common  55268B106    446      5184   Sole                     5184
Medtronic	Common	585055106  12712    163230   Sole                   163230
Merck & Co.	Common	589331107   8596    116752   Sole                   116752
Microsoft	Common	594918104  24186    268170   Sole                   268170
Minn. Mining 	Common	604059105   1228     14123   Sole                    14123
Monsanto	Common	611662107    468     11840   Sole                    11840
Mutual Risk Mgt.Common	628351108   8291    248427   Sole                   248427
National City 	Common	635405103   9157    139805   Sole                   139805
Nortel Networks Common	656569100    492      5670   Sole                     5670
PepsiCo		Common	713448108    584     15100   Sole                    15100
Pfizer Inc.	Common	717081103   3436     94560   Sole                    94560
PNC Bank Corp.	Common	693475105    394      6832   Sole                     6832
PPG Industries	Common	693506107   1884     31895   Sole                    31895
Procter & GambleCommon	742718109   3070     34398   Sole                    34398
Rockwood Hldgs	Common	774413108      0     10629   Sole                    10629
Royal Dutch Pet	Common	780257804    241      4000   Sole                     4000
Sara Lee Corp.	Common	803111103    594     26160   Sole                    26160
SunTrust Banks	Common	867914103    319      4600   Sole                     4600
Teppco Partners L.P.	872384102    308     12400   Sole                    12400
Texaco		Common	881694103    208      3340   Sole                     3340
Tyco Intl	Common	920124106    796      8400   Sole                     8400
Unitrin Inc.	Common	913275103    461     11240   Sole                    11240
Valspar Corp.	Common	920355104   3010     79200   Sole                    79200
Walgreen Co.	Common	931422109   1137     45500   Sole                    45500
Walt Disney Co.	Common	254687106    606     19671   Sole                    19671
WD-40 Co.	Common	929236107    380     15200   Sole                    15200
Wells Fargo	Common	949746101    675     15800   Sole                    15800
Wilmington Tr	Common	971807102    269      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   3999     44840   Sole                    44840
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